Capital Structure Management	12 Months Ended
Dec. 31, 2024
Capital Structure Management
Capital Structure Management

Section E — Capital Structure, Financing, and Liquidity

This section describes how SAP manages its capital structure. Our capital management is based on a high equity ratio, modest financial leverage, a well-balanced maturity profile, and deep debt capacity.

(E.1) Capital Structure Management

The primary objective of our capital structure management is to maintain a strong financial profile for investor, creditor, and customer confidence, and to support the growth of our business. We seek to maintain a capital structure that will allow us to continuously cover our funding requirements through the capital markets on reasonable terms and, in so doing, ensure a high level of independence, confidence, and financial flexibility.

SAP’s prime principle of financial risk management is to safeguard liquidity at a level to be able to meet all our financial obligations. In order to support this goal, SAP’s principal use of cash is focused on:

-	Capital expenditure
-	Quick repayment of financial debt
-	Acquisitions and venture activities
-	Payment of dividends
-	Share buybacks to return excess cash to shareholders

SAP SE’s long-term credit rating is “A1” by Moody’s (stable outlook) and “A+” by S&P Global Ratings (stable outlook).

	12/31/2024		12/31/2023
	€ millions	% of	€ millions	% of	∆ in %
		Total Equity and		Total Equity and
		Liabilities		Liabilities
/ Equity	45,808	62	43,406	64	6
/ Current liabilities	19,079	26	14,641	21	30
/ Non-current liabilities	9,235	12	10,284	15	-10
/ Liabilities	28,314	38	24,925	36	14
thereof financial debt	9,385	13	7,755	11	21
thereof lease liabilities	1,715	2	1,621	2	6
/ Total equity and liabilities	74,122	100	68,331	100	8

In September 2024, SAP issued a short-term loan of €1.25 billion to finance the acquisition of WalkMe, which can be repaid flexibly until September 2025. In December 2024, SAP drew a total of €1 billion via bilateral credit lines with a term of one year as well as €500 million via two commercial paper tranches of €250 million each. In 2024, we also repaid €850 million in Eurobonds and US$323 million in private placements at maturity. The ratio of total nominal volume of financial debt to total equity and liabilities increased 1pp.